Segment Reporting Segment Reporting - Reconciliation of Segment Assets and Investments to Consolidated Amounts (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	[1]	$ 4,681.9	$ 4,606.1
Investments in and advances to nonconsolidated affiliates		13.0	11.7
Inpatient Rehabilitation Segment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		3,629.6	3,589.0
Investments in and advances to nonconsolidated affiliates		10.6	9.3
Home Health and Hospice Segment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		1,123.7	1,088.4
Investments in and advances to nonconsolidated affiliates		$ 2.4	$ 2.4

[1]	Our consolidated assets as of December 31, 2016 include total assets of variable interest entities of $262.3 million, which cannot be used by us to settle the obligations of other entities. Our consolidated liabilities as of December 31, 2016 include total liabilities of the variable interest entities of $50.3 million. See Note 3, Variable Interest Entities.